SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Subsidiary and Variable Interest Entity [Table Text Block]
Name of subsidiaries	Place of incorporation	Percentage of interest	Principal activities

Capital Award Inc. ("CA")	Belize	100% (12.31.2013: 100%) directly	Fishery development and holder of A-Power Technology master license.

Capital Stage Inc. ("CS")	Belize	100% (12.31.2013: 100%) indirectly	Dormant

Capital Hero Inc. ("CH")	Belize	100% (12.31.2013: 100%) indirectly	Dormant

Sino Agro Food Sweden ("SAFS")	Sweden	100% (12.31.2013: 100%) directly	Dormant

Tri-way Industries Limited ("TRW")	Hong Kong, P.R.C.	100% (12.31.2013: 100%) directly	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.

Macau Meiji Limited ("MEIJI")	Macau, P.R.C.	100% (12.31.2013: 100%) directly	Investment holding, cattle farm development, beef cattle and beef trading

A Power Agro Agriculture Development (Macau) Limited ("APWAM")	Macau, P.R.C.	100% (12.31.2013: 100%) directly	Investment holding

Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	P.R.C.	75% (12.31.2013: 75%) indirectly	Hylocereus Undatus Plantation ("HU Plantation").

Jiang Men City A Power Fishery Development Co., Limited ("JFD")	P.R.C.	75% (12.31.2013: 75%) indirectly	Fish cultivation

Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	P.R.C.	75% (12.31.2013: 75%) indirectly	Beef cattle cultivation

Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	P.R.C.	26% directly and 50% indirectly (12.31.2013: 26% directly and 50% indirectly)	Manufacturing of organic fertilizer, livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures

Name of variable interest entities	Place of incorporation	Percentage of interest	Principal activities
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	P.R.C.	45% (12.31.2013: 45%) indirectly	Manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures

Qinghai Zhong He Meat Products Co., Limited (QZH)	P.R.C.	100% (12.31.2013: 100%) indirectly	Slaughter of cattle

Name of subsidiaries	Place of incorporation	Percentage of interest	Principal activities

Capital Award Inc. (“CA”)	Belize	100% (2012: 100%) directly	Fishery development and holder of A-Power Technology master license.
Capital Stage Inc. (“CS”)	Belize	100% (2012: 100%) indirectly	Dormant

Capital Hero Inc. (“CH”)	Belize	100% (2012: 100%) indirectly	Dormant

Sino Agro Food Sweden AB (“SAFS”)	Sweden	100% (2012: 0%) directly	Dormant

Tri-way Industries Limited (“TRW”)	Hong Kong, PRC	100% (2012: 100%) directly	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.

Macau Meiji Limited (“MEIJI”)	Macau, PRC	100% (2012: 100%) directly	Investment holding, cattle farm development, beef cattle and beef trading
A Power Agro Agriculture Development (Macau) Limited (“APWAM”)	Macau, PRC	100% (2012: 100%) directly	Investment holding
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd (“JHST”)	PRC	75% (2012: 75%) directly	Hylocereus Undatus Plantation (“HU Plantation”).

Jiang Men City A Power Fishery Development Co., Limited (“JFD”)	PRC	75% (2012: 75%) indirectly	Fish cultivation
Jiang Men City Hang Mei Cattle Farm Development Co., Limited (“JHMC”)	PRC	75% (2012: 75%) indirectly	Beef cattle cultivation

Hunan Shenghua A Power Agriculture Co., Limited (“HSA”)	PRC	76% (2012: 76%) indirectly	Manufacturing of organic fertilizer, livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures

Name of variable interest entity	Place of incorporation	Percentage of interest	Principal activities
Qinghai Sanjiang A Power Agriculture Co., Ltd (“SJAP”)	PRC	45% (2012: 45%) indirectly	Manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures

Schedule Of Property Plant Equipment Useful Life [Table Text Block]
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.

Plant and machinery	5 - 10 years
Structure and leasehold improvements	10 - 20 years
Mature seeds and herbage cultivation	20 years
Furniture and equipment	2.5 - 10 years
Motor vehicles	5 -10 years

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.

Plant and machinery	5 - 10 years
Structure and leasehold improvements	10 - 20 years
Mature seeds and herbage cultivation	20 years
Furniture and equipment	2.5 - 10 years
Motor vehicles	5 -10 years

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The Company had 5 major customers (A, B, C, D & E) whose business individually represented the following percentages of the Company’s total revenue for the periods indicated:

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013

Customer A	24.57%	13.95%	28.24%	16.76%
Customer B	15.78%	11.38%	16.70%	8.24%
Customer C	14.33%	-	11.64%	-
Customer D	8.33%	13.12%	7.12%	8.41%
Customer E	5.77%	-	-	3.80%
Customer F	-	17.99%	5.39%	17.21%
Customer G	-	7.29%	-	-
	68.78%	63.73%	69.09%	54.42%

		Percent of
	Segment	revenue	Amount
Customer A	Fishery Development and Corporate and others Divisions	28.24%	$83,356,492
Customer B	Organic Fertilizer and Bread Grass Division	16.70%	$49,309,009
Customer C	Fishery Development Division	11.64%	$34,344,729

Accounts receivable are derived from revenue earned from customers located primarily in the P.R.C. The Company performs ongoing credit evaluations of customers and has not experienced any material losses to date.

The Company had 5 major customers whose accounts receivable balance individually represented the following percentages of the Company’s total accounts receivable:

	September 30, 2014	December 31, 2013

Customer A	19.22%	8.69%
Customer B	11.32%	-
Customer C	6.73%	12.86%
Customer D	6.30%	-
Customer E	-	8.36%
Customer F	-	10.23%
Customer G	4.89%	8.27%
	48.46%	48.41%

The Company had 5 major customers (A, B, C, D & E) whose business individually represented the following percentages of the Company’s total revenue for the periods indicated:

	2013	2012

Customer A	18.09%	32.44%
Customer B	15.02%	10.27%
Customer C	9.24%	9.69%
Customer D	9.14%	6.34%
Customer E	8.49%	6.01%
	59.98%	64.75%

		Percentage of revenue	Amount

Customer A	Fishery development and Corporate and others division	18.09%	$47,284,512
Customer B	Fishery development and Corporate and others division	15.02%	$39,275,564

The Company had 5 major customers whose accounts receivable balance individually represented the following percentages of the Company’s total accounts receivable:

	2013	2012

Customer A	12.86%	18.18%
Customer B	10.23%	14.32%
Customer C	8.69%	11.14%
Customer D	8.36%	9.94%
Customer E	8.27%	8.23%
	48.41%	61.81%